PRO FORMA FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 8. PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

The following table summarizes, on an unaudited pro forma basis, the combined results of operations of the Company for the years ended December 31, 2016 and 2015. The Company acquired nine Properties during the year ended December 31, 2016. The following unaudited pro forma information for the years ended December 31, 2016 and 2015 has been prepared to give effect to the acquisitions as if the acquisitions had occurred on January 1, 2015. This pro forma information does not purport to represent what the actual results of operations of the Company would have been had these acquisitions occurred on this date, nor does it purport to predict the results of operations for future periods.

	For the Years Ended December 31,
	2016	2015
Revenues	$3,091,194	$1,931,992
Depreciation and amortization	$1,544,205	$965,137
Net income	$425,865	$264,998

The unaudited pro forma information for the year ended December 31, 2016 was adjusted to exclude $547,148 of acquisition fees and costs incurred in 2016, which were expensed in connection with the Company’s real estate acquisitions.